UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-2125

EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA			50266-5997
(Address of principal executive offices)			(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515/225-5400

Date of fiscal year end:	July 31, 2005

Date of reporting period:	January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item  1.         Reports to Stockholders.

EquiTrust Series Fund, Inc.

Semi-Annual Report
January 31, 2005

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

737-027(05)

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access
now available
at www.equitrust.com

PRESIDENT'S LETTER

Dear Shareholder:

Investors showed strong sentiment for equities in the six months ended January 31, 2005. The S&P 500 Stock Composite Index (the "S&P 500") returned 7.72% for the period, while the NASDAQ Composite (the "NASDAQ") gained 12.44%. The Dow Jones Industrial Average (the "Dow"), which consists of primarily large company stock, recorded a more modest gain of 3.96%, reflecting how large company stocks generally under-performed stocks of smaller and, in some cases, more speculative constituents in the S&P 500 and the NASDAQ.

Fixed income investors generally benefited from falling intermediate- and long-term interest rates, particularly early in the period, as both investment grade and high yield fixed income securities reported relatively strong six-month returns. For the six-month period ending January 31, 2005, the broad Lehman Brothers Aggregate Bond Index returned 3.81%, while the Lehman Brothers High Yield Bond Index gained 8.03%.

Equity and fixed-income investors face separate challenges over the next six to twelve months. Corporate earnings growth has been strong for the past five quarters, with S&P 500 aggregate earnings for calendar year 2004 expected to be about 19% above 2003 earnings. However, year-over-year growth has been slowing since the second quarter of 2004, and it will likely continue to decelerate through 2005. Equity valuation relative to earnings has improved as a result of the recent earnings growth. It remains above historical norms, though, a condition that could restrict near-term equity market momentum and returns.

With intermediate- and long-term interest rates having settled back to historical lows, fixed income investors now face the risk that a resurgence in inflation will push rates back up and bond returns down. Indeed, of late, the fixed income markets have been acutely sensitive to daily announcements regarding unemployment, production, Federal Reserve Board sentiment or anything else that might suggest that inflation is strengthening.

In this environment of relatively high downside risk, we strongly encourage you to diversify your wealth across various asset classes. The EquiTrust portfolios provide a means for our investors to gain exposure to the domestic equity and fixed income markets. Below is a summary of how the individual portfolios performed for the six months ended January 31, 2005:

Money Market: The interest rates offered by money market funds correspond with the fluctuations in interest rates set by central banks such as the Federal Open Market Committee ("FOMC"). The FOMC, the Committee responsible for implementing the Federal Reserve Board's monetary policy, controls policy by changing the Federal Funds rate (the overnight lending rate between banks). During 2003 the Federal Funds target was lowered to 1.00% to stave off deflation concerns and avoid a prolonged recession such as the one Japan is still experiencing. The saying "When the U.S. sneezes, the world gets a cold" describes the effect an economic slowdown has on increasingly linked global markets. During 2004, the FOMC became comfortable with the notion that deflation had been averted and rates needed to rise to a more neutral position. By raising the Federal Funds target 150 basis points (1.50%) to its current level of 2.50%, the FOMC is pumping less liquidity into the economy and working to stay ahead of inflationary risks. FOMC chairman Alan Greenspan has employed a style of telegraphing rate moves that has helped the markets to shift in an orderly manner and avoid serious financial meltdowns. The FOMC has also telegraphed its inflation yardstick of personal consumption expenditures, which helps market players be on the same page as the FOMC when discussing inflation.

High Grade Bond: The two-year Treasury yield rose by 59 basis points (.59%) to 3.27%, the ten-year Treasury yield declined 35 basis points (.35%) to 4.13%, and the thirty-year Treasury yield declined 61 basis points (.61%) to 4.59% over the six-month reporting period ended January 31, 2005. The best performing sector of the Lehman Brothers

U.S. Aggregate Index for this period was the Investment Grade Corporate Index, as corporate spreads declined as a result of strong technical factors, as well as an improvement in the fundamental credit quality of the investment grade corporate bond market.

During the six-month period ended January 31, 2005, the High Grade Bond Portfolio underperformed the Lehman Brothers U.S. Aggregate Index (the "Aggregate Index"), as reflected by the 3.62% total return produced by the Portfolio versus the 3.81% total return produced by the Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (35% of the Index), 3.53%; U.S. Treasury Securities (25% of the Index), 3.52%; and U.S. Investment Grade Corporate Securities (21% of the Index), 5.20%. The Index had an effective duration1 of 4.22 as of January 31, 2005. In comparison, the Portfolio had approximately 45% of its assets invested in fixed rate mortgage backed securities, 49% in corporate securities and 6% in cash equivalents. The effective duration of the Portfolio was 4.39. The Portfolio underperformed the Index mainly because its overexposure to outperforming corporate securities was not enough to offset the Portfolio's higher exposure to underperforming cash than the Index and Portfolio expenses.

Given the relatively low level of interest rates and the ongoing signs that the economy is recovering we continue to feel that it is not an appropriate time to take on a dramatically larger amount of interest rate risk than the Aggregate Index.

Strategic Yield: The Lehman Brothers High Yield Index (the "High Yield Index") recorded excellent results for the six-month period ending January 31, 2005 with an 8.03% total return. The option-adjusted spread on the High Yield Index finished the current period at 306 basis points (3.06%) which was 83 basis points (.83%) lower than at the start of the reporting period. On a fundamental basis a continued decline in defaults and improvement in the credit rating upgrade-to-downgrade ratio helped the high yield market. Technically, the market was helped by good demand for high yield issues.

During the six-month reporting period, the Portfolio produced a total return of 5.88%, lagging that of the High Yield Index. Its performance was hindered by having less exposure to both high yield issues and lower rated issues relative to the Index; in general, the lowest rated issues were the best performers during the period. A higher exposure to cash and investment grade corporate securities than the Index, along with Portfolio expenses, also helped to lower our returns relative to the Index.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed:  The Managed Portfolio produced a total return of 5.79% for the six months ended January 31, 2005, relative to a total return of 7.72% for the S&P 500. The Portfolio remains most heavily allocated to quality equities, though cash and fixed-income securities constitute just over 35% of its assets.

The equity market is homogeneously unattractive from a valuation standpoint. For example, the S&P 500 trades at an aggregate twenty times trailing earnings, relative to its long-term average near sixteen. In this Portfolio, we remain committed to a strategy of holding high quality stocks that perform well as earnings growth decelerates, with an emphasis on less-cyclical sectors such as health care and consumer staples. In addition, we have been replacing some small company holdings with large company stocks, as the latter can better withstand rising interest rates and tend to perform better in the current environment of slowing earnings growth.

1  Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

Interest rates in the longer and intermediate maturities along the yield curve have declined back to historical lows and are therefore not attractive for the Portfolio. Rates will have to rise closer to fair value to entice us to move money into fixed income securities. We have been moving some cash into low-duration GNMA securities, as these instruments currently offer a higher-yielding alternative to cash.

Value Growth: The Value Growth Portfolio modestly outperformed its benchmark for the six months ended January 31, 2005, generating a total return of 8.68%, relative to a 7.72% total return for the S&P 500.

Within the Portfolio's holdings, we have weighted most heavily those stocks and sectors that have historically held up best in an environment of decelerating earnings growth. We prefer quality, attractively valued stocks. Over the past twelve months, we have had numerous opportunities to add large company S&P 500 names at temporarily depressed prices. The Portfolio is overweight in less-cyclical sectors such as health care and consumer staples relative to the benchmark, and underweight in the more cyclical technology and consumer discretionary sectors. We have also overweighted energy stocks relative to the S&P 500, as we believe the sector has significant secular potential given near-term supply constraints and steadily increasing global energy demand.

It has been difficult to find individual securities meeting our requirements for valuation and quality. The market's aggregate valuation presents near-term constraints to returns, as well as an uncomfortable level of down-side risk. In this environment, we are more apt to fine-tune the Portfolio's holdings than drastically change our strategy.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market. It returned 5.17% for the six months ended January 31, 2005, outperforming the primarily large-cap Dow Jones Industrial Average but trailing the multi-cap S&P 500. The Portfolio remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

March 3, 2005

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

The return information of the Portfolios does not reflect the deduction of the contingent deferred sales charge ("CDSC"). If reflected, the CDSC would have reduced the performance of the Portfolios.

Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.

January 31, 2005

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*  This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

**  Credit quality as reported by Standard & Poor's.

EQUITRUST SERIES FUND, INC.

January 31, 2005

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*  This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including contingent deferred sales charges if your investment is held for six years or less (Class B shares only), and exchange fees (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class B shares only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2004 and held until January 31, 2005.

Actual Expenses

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class B shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These Class B shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class B shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These Class B shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges or exchange fees (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period* 8/1/2004 - 1/31/2005	Annualized Expense Ratio
Value Growth – Class B Actual Hypothetical **	$1,000 $1,000	$1,086.80 $1,016.79	$8.57 $8.28	1.62%

Value Growth – Class I Actual Hypothetical **	$1,000 $1,000	$1,092.40 $1,021.26	$3.91 $3.78	0.74%

High Grade Bond – Class B Actual Hypothetical **	$1,000 $1,000	$1,036.20 $1,016.49	$8.66 $8.58	1.67%

High Grade Bond – Class I Actual Hypothetical **	$1,000 $1,000	$1,041.40 $1,021.53	$3.55 $3.51	0.68%

Strategic Yield – Class B Actual Hypothetical **	$1,000 $1,000	$1,058.80 $1,015.33	$9.96 $9.75	1.90%

Strategic Yield – Class I Actual Hypothetical **	$1,000 $1,000	$1,064.40 $1,020.59	$4.55 $4.46	0.87%

Managed – Class B Actual Hypothetical **	$1,000 $1,000	$1,057.90 $1,015.80	$9.47 $9.27	1.81%

Managed – Class I Actual Hypothetical **	$1,000 $1,000	$1,063.40 $1,020.73	$4.41 $4.32	0.84%

Money Market – Class B Actual Hypothetical **	$1,000 $1,000	$1,002.60 $1,018.58	$6.43 $6.48	1.26%

Money Market – Class I Actual Hypothetical **	$1,000 $1,000	$1,004.50 $1,020.50	$4.51 $4.55	0.89%

Blue Chip – Class B Actual Hypothetical **	$1,000 $1,000	$1,051.70 $1,017.52	$7.68 $7.55	1.47%

Blue Chip – Class I Actual Hypothetical **	$1,000 $1,000	$1,057.20 $1,022.69	$2.38 $2.34	0.45%

* Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 185 days and divided by 364 to reflect the one-half year period.

** Hypothetical examples are based on 5% return before expenses.

(This page has been left blank intentionally.)

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2005 (Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS
Investments in securities, at value (cost - $71,359,932; $14,911,207;
$12,289,130; $37,332,060; $3,423,950; and $42,974,166, respectively)	$78,999,564	$15,635,513	$13,120,868	$43,040,693	$3,423,950	$60,368,550
Cash	3,524	50,582	6,347	74,140	39,330	27,500
Receivables:
Accrued dividends and interest	46,854	157,397	186,223	55,179	1,967	56,954
Fund shares sold	11,707	1,215	67,359	10,651	-	34,948
Prepaid expense and other assets .	81	17	16	43	3	64
Total Assets	79,061,730	15,844,724	13,380,813	43,180,706	3,465,250	60,488,016
LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	33,717	7,681	6,505	19,026	1,595	31,541
Payable for fund shares redeemed	134,461	45,728	2,000	19,395	-	73,195
Dividends payable	-	5,214	10,155	-	1,235	-
Accrued expenses	19,264	6,443	7,550	8,214	4,949	31,125
Total Liabilities	187,442	65,066	26,210	46,635	7,779	135,861
NET ASSETS	$78,874,288	$15,779,658	$13,354,603	$43,134,071	$3,457,471	$60,352,155
ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$6,203	$1,474	$1,334	$2,965	$3,457	$1,554
Paid-in capital	91,109,687	15,105,427	13,579,771	39,408,413	3,454,014	47,200,623
Accumulated undistributed net investment income	139,874	-	-	4,574	-	6,033
Accumulated undistributed net realized loss from investment transactions	(20,021,108)	(51,549)	(1,058,240)	(1,990,514)	-	(4,250,439)
Net unrealized appreciation of investments	7,639,632	724,306	831,738	5,708,633	-	17,394,384
NET ASSETS	$78,874,288	$15,779,658	$13,354,603	$43,134,071	$3,457,471	$60,352,155
NET ASSET VALUE PER SHARE
Class B: Net Assets	$73,352,071	$11,972,743	$10,249,997	$37,102,511	$2,957,471	$49,665,043
Shares issued and outstanding	5,770,079	1,118,517	1,023,234	2,551,180	2,957,471	1,278,720
Net Asset Value Per Share	$12.71	$10.70	$10.02	$14.54	$1.00	$38.84
Class I: Net Assets	$5,522,217	$3,806,915	$3,104,606	$6,031,560	$500,000	$10,687,112
Shares issued and outstanding	432,140	355,421	310,093	413,277	500,000	274,567
Net Asset Value Per Share	$12.78	$10.71	$10.01	$14.59	$1.00	$38.92

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS

Six Months Ended January 31, 2005 (Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME
Dividends	$675,648	$17,214	$37,742	$325,389	$-	$808,168
Interest	80,285	438,291	441,516	209,952	31,636	16,654
Foreign tax withholding	(1,822)	-	-	(1,416)	-	-
Total Investment Income	754,111	455,505	479,258	533,925	31,636	824,822
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	197,209	34,157	37,795	130,192	4,460	76,079
Transfer and dividend disbursing agent fees	75,104	16,345	17,115	50,669	2,997	74,747
Distribution fees	183,604	31,120	26,387	93,434	7,650	125,658
Administrative service fees	91,802	15,560	13,194	46,717	3,825	62,829
Accounting fees	15,285	4,270	3,436	10,850	892	15,182
Custodian fees	6,740	4,593	3,658	6,739	2,793	6,966
Professional fees	9,291	2,016	1,622	5,109	419	7,123
Directors' fees and expenses	3,252	709	567	1,790	147	2,508
Reports to shareholders	12,053	2,730	2,140	6,756	563	9,425
Registration fees	4,569	4,121	4,117	4,302	3,440	4,607
Miscellaneous	15,643	4,609	4,398	7,669	3,472	9,839
Total Expenses	614,552	120,230	114,429	364,227	30,658	394,963
Waiver of fees	-	-	-	-	(9,007)	-
Fees paid indirectly	(752)	(202)	(132)	(377)	(53)	(531)
Net Expenses	613,800	120,028	114,297	363,850	21,598	394,432
Net Investment Income	140,311	335,477	364,961	170,075	10,038	430,390
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	3,119,621	(1,690)	53,897	1,485,741	-	(21,813)
Change in unrealized appreciation/ depreciation of investments	3,252,139	286,131	370,625	790,044	-	2,672,471
Net Gain on Investments	6,371,760	284,441	424,522	2,275,785	-	2,650,658
Net Increase in Net Assets Resulting from Operations	$6,512,071	$619,918	$789,483	$2,445,860	$10,038	$3,081,048

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	Value Growth Portfolio		High Grade Bond Portfolio
	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
OPERATIONS
Net investment income	$140,311	$143,001	$335,477	$711,124
Net realized gain (loss) from investment transactions	3,119,621	3,748,901	(1,690)	(49,859)
Change in unrealized appreciation of investments	3,252,139	6,451,618	286,131	217,059
Net Increase in Net Assets Resulting from Operations	6,512,071	10,343,520	619,918	878,324
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class B	(96,513)	(168,740)	(228,342)	(495,194)
Class I	(51,249)	(53,781)	(107,135)	(215,930)
Net realized gain from investment transactions:
Class B	-	-	-	(41,426)
Class I	-	-	-	(13,862)
Total Dividends and Distributions	(147,762)	(222,521)	(335,477)	(766,412)
CAPITAL SHARE TRANSACTIONS	(2,200,248)	(3,089,078)	(1,433,224)	(750,826)
Total Increase (Decrease) in Net Assets	4,164,061	7,031,921	(1,148,783)	(638,914)
NET ASSETS
Beginning of period	74,710,227	67,678,306	16,928,441	17,567,355
End of period (including accumulated undistributed net investment income as set forth below)	$78,874,288	$74,710,227	$15,779,658	$16,928,441
Accumulated Undistributed Net Investment Income	$139,874	$147,325	$-	$-

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (continued)

(Unaudited)

	Strategic Yield Portfolio		Managed Portfolio
	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
OPERATIONS
Net investment income	$364,961	$772,902	$170,075	$492,455
Net realized gain (loss) from investment transactions	53,897	(70,371)	1,485,741	2,084,212
Change in unrealized appreciation of investments	370,625	637,877	790,044	1,916,339
Net Increase in Net Assets Resulting from Operations	789,483	1,340,408	2,445,860	4,493,006
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class B	(267,704)	(586,038)	(121,979)	(386,391)
Class I	(97,257)	(186,864)	(43,650)	(106,159)
Net realized gain from investment transactions:
Class B	-	-	-	-
Class I	-	-	-	-
Total Dividends and Distributions	(364,961)	(772,902)	(165,629)	(492,550)
CAPITAL SHARE TRANSACTIONS	(330,491)	(572,235)	(1,024,754)	(1,325,225)
Total Increase (Decrease) in Net Assets	94,031	(4,729)	1,255,477	2,675,231
NET ASSETS
Beginning of period	13,260,572	13,265,301	41,878,594	39,203,363
End of period (including accumulated undistributed net investment income as set forth below)	$13,354,603	$13,260,572	$43,134,071	$41,878,594
Accumulated Undistributed Net Investment Income	$-	$-	$4,574	$128

	Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
OPERATIONS
Net investment income	$10,038	$9,187	$430,390	$434,445
Net realized gain (loss) from investment transactions	-	-	(21,813)	(331,809)
Change in unrealized appreciation of investments	-	-	2,672,471	4,717,175
Net Increase in Net Assets Resulting from Operations	10,038	9,187	3,081,048	4,819,811
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class B	(7,783)	(4,226)	(454,323)	(235,609)
Class I	(2,255)	(4,961)	(197,807)	(148,432)
Net realized gain from investment transactions:
Class B	-	-	-	-
Class I	-	-	-	-
Total Dividends and Distributions	(10,038)	(9,187)	(652,130)	(384,041)
CAPITAL SHARE TRANSACTIONS	(28,986)	(1,285,240)	(497,044)	(351,195)
Total Increase (Decrease) in Net Assets	(28,986)	(1,285,240)	1,931,874	4,084,575
NET ASSETS
Beginning of period	3,486,457	4,771,697	58,420,281	54,335,706
End of period (including accumulated undistributed net investment income as set forth below)	$3,457,471	$3,486,457	$60,352,155	$58,420,281
Accumulated Undistributed Net Investment Income	$-	$-	$6,033	$227,773

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO

January 31, 2005
(Unaudited)

	Shares Held	Value
COMMON STOCKS (88.05%)
BUSINESS SERVICES (5.19%)
Affiliated Computer Services, Inc.-Class A (1)	7,100	$384,749
Computer Associates International, Inc.	22,562	613,461
Compuware Corp. (1)	29,950	206,655
Electronic Data Systems Corp.	8,755	187,532
Fair Isaac & Company, Inc.	6,667	230,345
First Data Corp.	5,130	208,996
Microsoft Corp. .	27,523	723,304
Oracle Corp. (1)	17,300	238,221
SunGard Data Systems, Inc. (1)	7,400	198,986
Symantec Corp. (1)	25,224	588,980
Veritas Software Corp. (1)	19,800	509,256
		4,090,485
CHEMICALS AND ALLIED PRODUCTS (13.84%)
Abbott Laboratories	12,450	560,499
Bristol-Myers Squibb Co.	27,550	645,772
Colgate-Palmolive Co.	4,575	240,371
E.I. du Pont de Nemours & Co.	17,765	844,903
GlaxoSmithKline plc	7,675	342,075
IVAX Corp. (1)	20,250	304,358
Johnson & Johnson	13,464	871,121
KV Pharmaceutical Co.- Class A (1)	15,150	311,333
Merck & Co., Inc.	14,469	405,855
Mylan Laboratories, Inc.	50,200	834,826
Olin Corp.	9,600	213,792
Pfizer, Inc.	50,934	1,230,565
Schering-Plough Corp.	31,650	587,424
Sensient Technologies Corp.	83,831	1,907,155
SurModics, Inc. (1)	17,616	517,382
Taro Pharmaceutical Industries, Inc. (1)	9,750	292,890
Teva Pharmaceutical Industries, Inc.	14,430	414,574
Wyeth	9,830	389,563
		10,914,458

	Shares Held	Value
COMMUNICATIONS (2.06%)
Centurytel, Inc	22,280	$726,328
Comcast Corp.-Class A (1)	6,470	208,269
Nextel Communications, Inc. (1)	24,200	694,298
		1,628,895
DEPOSITORY INSTITUTIONS (8.69%)
AmSouth Bancorp.	23,700	591,078
Astoria Financial Corp. .	10,100	380,164
Bank of America Corp. .	26,112	1,210,813
Bank of New York, Inc. .	12,209	362,729
Citigroup, Inc. .	30,349	1,488,618
National City Corp.	10,030	356,567
New York Community Bancorp., Inc.	29,770	530,799
U.S. Bancorp. .	26,707	802,545
Wachovia Corp.	11,922	653,922
Wilmington Trust Corp.	13,700	476,349
		6,853,584
EATING & DRINKING PLACES (0.58%)
Wendy's International, Inc.	11,700	458,874
ELECTRIC, GAS AND SANITARY SERVICES (3.38%)
Alliant Energy Corp.	13,505	371,388
Atmos Energy Corp.	24,288	672,778
Black Hills Corp.	11,160	332,456
Nisource, Inc.	19,000	435,100
Pepco Holdings, Inc.	19,900	434,815
Xcel Energy, Inc.	23,065	419,552
		2,666,089
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.63%)
Acuity Brands, Inc	16,167	444,107
ADC Telecommunications, Inc. (1)	179,560	461,469
Cisco Systems, Inc. (1)	11,100	200,244
Cooper Industries, Ltd.	3,179	220,941
ECI Telecom, Ltd. (1)	20,000	153,600
Emerson Electric Co.	2,900	194,996
Intel Corp.	15,600	350,220
JDS Uniphase Corp. (1)	21,600	46,224
		2,071,801

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value
ENGINEERING & MANAGEMENT SERVICES (0.35%)
Shaw Group, Inc. (1)	16,300	$274,003
FOOD AND KINDRED PRODUCTS (2.79%)
Coca-Cola Co.	9,450	392,081
ConAgra Foods, Inc.	33,562	990,079
Sara Lee Corp.	35,000	821,800
		2,203,960
FOOD STORES (1.77%)
7-Eleven, Inc. (1)	37,620	897,237
Kroger Co. (1)	29,178	498,944
		1,396,181
GENERAL MERCHANDISE STORES (1.88%)
Federated Department Stores, Inc.	8,065	458,092
Fred's, Inc.	33,815	556,933
Target Corp.	9,200	467,084
		1,482,109
HEALTH SERVICES (3.27%)
Laboratory Corp. of America Holdings (1)	14,964	716,027
Lifepoint Hospitals, Inc. (1)	7,840	296,352
Province Healthcare Co. (1)	22,600	511,664
Select Medical Corp.	23,600	418,428
Universal Health Services, Inc.-Class B .	14,725	633,764
		2,576,235
HOLDING AND OTHER INVESTMENT OFFICES (0.90%)
Highwoods Properties, Inc.	29,150	714,175
INDUSTRIAL MACHINERY AND EQUIPMENT (3.49%)
EMC Corp. (1)	32,700	428,370
Hewlett-Packard Co. .	10,700	209,613
Ingersoll-Rand Co. Ltd.- Class A .	14,100	1,048,758
Solectron Corp. (1)	26,600	132,202
SPX Corp.	14,436	604,868
Stanley Works (The)	6,900	328,164
		2,751,975

	Shares Held	Value
INSTRUMENTS AND RELATED PRODUCTS (3.89%)
Agilent Technologies, Inc. (1)	12,000	$265,320
Becton Dickinson & Co. .	18,746	1,061,961
Fisher Scientific International, Inc. (1)	9,072	572,897
Medtronic Inc.	8,900	467,161
Perkinelmer, Inc. .	13,800	317,262
Steris Corp. (1)	16,112	382,177
		3,066,778
INSURANCE CARRIERS (5.33%)
Allstate Corp.	15,830	798,465
American International Group, Inc.	13,040	864,422
MBIA, Inc. .	16,200	967,788
Protective Life Corp.	11,000	452,760
Safeco Corp.	10,700	495,410
WellPoint Health Networks, Inc. (1)	5,164	627,426
		4,206,271
METAL MINING (1.61%)
Barrick Gold Corp.	38,000	830,680
Placer Dome, Inc.	25,700	438,185
		1,268,865
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.51%)
Hasbro, Inc. ..	20,600	403,760
MOTION PICTURES (0.34%)
Time Warner, Inc. (1)	15,100	271,800
NONDEPOSITORY INSTITUTIONS (0.79%)
Federal Home Loan Mortgage Corp.	9,600	626,784
OIL AND GAS EXTRACTION (5.41%)
Burlington Resources, Inc.	40,000	1,748,400
EOG Resources, Inc.	7,300	542,025
Occidental Petroleum Co.	11,800	688,884
Rowan Companies, Inc. (1)	21,100	594,176
Whiting Petroleum Corp. (1)	19,800	691,416
		4,264,901

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value
PAPER AND ALLIED PRODUCTS (1.23%)
Abitibi Consolidated, Inc.	143,400	$782,964
Sonoco Products Co.	7,300	189,508
		972,472
PETROLEUM AND COAL PRODUCTS (6.12%)
BP PLC	7,500	447,150
ChevronTexaco Corp.	20,000	1,088,000
ConocoPhillips	25,166	2,335,153
Marathon Oil Corp.	24,700	956,631
		4,826,934
PRIMARY METAL INDUSTRIES (0.82%)
Northwest Pipe Co (1)	28,485	647,464
PRINTING AND PUBLISHING (2.05%)
Belo Corp., Series A	40,800	954,312
Cenveo, Inc. (1)	64,750	191,013
R.R. Donnelley & Sons Co.	14,000	468,300
		1,613,625
RAILROAD TRANSPORTATION (0.24%)
Union Pacific Corp. .	3,130	186,548
TOBACCO PRODUCTS (1.65%)
Altria Group, Inc.	20,400	1,302,132
TRANSPORTATION EQUIPMENT (3.28%)
Federal Signal Corp.	17,200	284,316
Genuine Parts Co.	10,600	448,698
Honeywell International, Inc.	29,800	1,072,204
ITT Industries, Inc.	9,200	784,668
		2,589,886
WHOLESALE TRADE - NONDURABLE GOODS (2.08%)
Dean Foods Co. (1)	27,677	975,061
Safeway, Inc. (1)	35,135	662,295
		1,637,356

	Shares Held	Value
MISCELLANEOUS EQUITIES (1.88%)
H & Q Life Sciences Investors	31,677	$504,931
NASDAQ-100 Trust ..	26,100	976,140
		1,481,071
Total Common Stocks (Cost $61,809,839)		69,449,471
SHORT-TERM INVESTMENTS (12.11%)
MONEY MARKET MUTUAL FUND (0.48%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $381,291)	381,291	381,291
	Principal Amount
COMMERCIAL PAPER (4.09%)
NONDEPOSITORY INSTITUTIONS (3.49%)
American General Finance Corp., 2.29%, due 02/08/05	$1,100,000	1,100,000
American General Finance Corp., 2.37%, due 02/18/05 ..	550,000	550,000
General Electric Capital Corp., 2.43%, due 02/28/05	1,100,000	1,100,000
		2,750,000
PETROLEUM AND COAL PRODUCTS (0.60%)
ChevronTexaco Corp., 2.46%, due 03/07/05	475,000	475,000
Total Commercial Paper (Cost $3,225,000)		3,225,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (7.54%)
Federal Home Loan Bank, due 02/16/05	$900,000	$899,141
Federal Home Loan Mortgage Corp., due 02/01/05	950,000	950,000
Federal National Mortgage Assoc., due 02/04/05	600,000	599,888
Federal National Mortgage Assoc., due 02/10/05	1,000,000	999,432
Federal National Mortgage Assoc., due 02/23/05	1,100,000	1,098,445
Federal National Mortgage Assoc., due 03/02/05	500,000	499,057
Federal National Mortgage Assoc., due 03/09/05	900,000	897,839
Total United States Government Agencies (Cost $5,943,802)		5,943,802
Total Short-Term Investments (Cost $9,550,093)		9,550,093
Total Investments (100.16%) (Cost $71,359,932)		78,999,564
OTHER ASSETS LESS LIABILITIES (–0.16%)
Cash, receivables, prepaid expense and other assets, less liabilities		(125,276)
Total Net Assets (100.00%)		$78,874,288

(1)  Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO

January 31, 2005
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (2.93%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)	9,000	$462,938
	Principal Amount
CORPORATE BONDS (45.52%)
DEPOSITORY INSTITUTIONS (1.67%)
Washington Mutual Bank, 5.65%, due 08/15/14	$250,000	262,742
ELECTRIC, GAS AND SANITARY SERVICES (10.97%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	600,000	709,584
Oglethorpe Power (OPC Scherer), 6.974%, due 06/30/11	423,000	451,087
PacifiCorp, 6.90%, due 11/15/11	500,000	570,925
		1,731,596
FOOD STORES (1.08%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	170,625
HOLDING AND OTHER INVESTMENT OFFICES (4.67%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	254,961
Washington REIT, 6.898%, due 02/15/18	450,000	482,332
		737,293
HOTELS & MOTELS (2.28%)
Meditrust, 7.60%, due 09/13/05	350,000	359,625

	Principal Amount	Value
INSURANCE CARRIERS (2.52%)
SunAmerica, 8.125%, due 04/28/23	$300,000	$397,350
OIL AND GAS EXTRACTION (1.76%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	278,344
SECURITY & COMMODITY BROKERS (6.25%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15.	300,000	303,789
Morgan Stanley, 5.125%, due 02/11/19	700,000	681,716
		985,505
TOBACCO PRODUCTS (5.32%)
UST, Inc., 7.25%, due 06/01/09	750,000	838,740
TRANSPORTATION - BY AIR (7.55%)
Continental Airlines, Inc., 6.545%, due 08/02/20	590,231	579,932
Northwest Airlines, 7.575%, due 03/01/19 ..	597,759	611,239
		1,191,171
TRANSPORTATION EQUIPMENT (1.45%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	229,210
Total Corporate Bonds (Cost $6,641,546)		7,182,201
MORTGAGE-BACKED SECURITIES (44.53%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 1512, 7.50%, due 12/20/23	71,311	76,740
Pool # 2588, 5.50%, due 05/01/28	126,925	130,540
Pool # 2631, 7.00%, due 08/01/28	38,337	40,597

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - continued
Pool # 2658, 6.50%, due 10/01/28	$94,637	$99,581
Pool # 2698, 5.50%, due 01/20/29	122,497	125,951
Pool # 2701, 6.50%, due 01/20/29	101,589	106,838
Pool # 2796, 7.00%, due 08/01/29	44,417	47,000
Pool # 3039, 6.50%, due 02/01/31	13,689	14,390
Pool # 3188, 6.50%, due 02/20/32	151,021	158,723
Pool # 3239, 6.50%, due 05/01/32	99,563	104,641
Pool # 3261, 6.50%, due 07/20/32	99,309	104,374
Pool # 3320, 5.50%, due 12/01/32	780,384	801,173
Pool # 3333, 5.50%, due 01/01/33	535,374	549,469
Pool # 3375, 5.50%, due 04/01/33	168,268	172,698
Pool # 3390, 5.50%, due 05/01/33	787,977	808,722
Pool # 3403, 5.50%, due 06/01/33	902,657	926,421
Pool # 3458, 5.00%, due 10/01/33	871,025	876,300
Pool # 3499, 5.00%, due 01/01/34	450,182	452,646
Pool # 3556, 5.50%, due 05/01/34	372,244	381,954
Pool # 3623, 5.00%, due 10/01/34	988,612	994,024
Pool # 22630, 6.50%, due 08/01/28	47,601	50,088
Pool # 144332, 9.00%, due 07/15/16	3,070	3,437
Total Mortgage-Backed Securities (Cost $6,855,595)		7,026,307

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (0.00%)
Federal Home Loan Mortgage Corp., 10.15%, due 04/15/06 (Cost $159)	$159	$160
SHORT-TERM INVESTMENTS (6.11%)
UNITED STATES GOVERNMENT AGENCIES (4.11%)
Federal Home Loan Bank, due 02/25/05	450,000	449,286
Federal Home Loan Mortgage Corp., due 02/15/05	200,000	199,822
Total United States Government Agencies (Cost $649,108)		649,108
	Shares Held
MONEY MARKET MUTUAL FUND (2.00%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $314,799)	314,799	314,799
Total Short-Term Investments (Cost $963,907)		963,907
Total Investments (99.09%) (Cost $14,911,207)		15,635,513
OTHER ASSETS LESS LIABILITIES (0.91%)
Cash, receivables, prepaid expense and other assets, less liabilities		144,145
Total Net Assets (100.00%)		$15,779,658

(1)  Each unit was purchased at 104.481 on 04/20/01. As of 01/31/05, the carrying value of each unit was 118.264, representing $709,584 or 4.50% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO

January 31, 2005
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (2.70%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust- Series D, 7.80% (Cost $350,000)	7,000	$360,062
	Principal Amount
CORPORATE BONDS (86.70%)
APPAREL AND ACCESSORY STORES (4.96%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	663,000
CHEMICALS AND ALLIED PRODUCTS (6.51%)
Lyondell Chemical Co., 9.625%, due 05/01/07	600,000	661,500
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	207,500
		869,000
ELECTRIC, GAS AND SANITARY SERVICES (16.75%)
Alliant Energy Resources, Inc., 9.75%, due 01/15/13	500,000	653,585
ESI Tractebel, 7.99%, due 12/30/11	406,000	437,725
Indianapolis Power & Light Co., 7.05%, due 02/01/24	250,000	258,372
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	642,750
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	221,458	245,101
		2,237,533
GENERAL MERCHANDISE STORES (0.05%)
DR Structured Finance, 8.35%, due 02/15/04 (1)	53,391	6,407

	Principal Amount	Value
HOLDING AND OTHER INVESTMENT OFFICES (21.11%)
Bradley Operating, L.P., 7.20%, due 01/15/08	$500,000	$533,665
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	659,419
First Industrial LP, 7.60%, due 07/15/28	300,000	345,510
HRPT Properties, 6.25%, due 08/15/16	125,000	134,330
iStar Financial Inc., 7.00%, due 03/15/08	200,000	215,484
Price Development Company, 7.29%, due 03/11/08	250,000	254,123
Spieker Properties LP, 7.35%, due 12/01/17	220,000	258,740
Trinet Corp. Realty, 7.70%, due 07/15/17	360,000	417,751
		2,819,022
INSURANCE CARRIERS (6.78%)
Markel Capital Trust, 8.71%, due 01/01/46	500,000	555,435
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	350,000
		905,435
MOTION PICTURES (1.92%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	256,188
PAPER AND ALLIED PRODUCTS (12.87%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	465,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	525,000
Potlatch Corp., 12.50%, due 12/01/09	600,000	728,250
		1,718,250
TRANSPORTATION - BY AIR (3.93%)
Continental Airlines, Inc., 7.461%, due 04/01/15	364,508	350,274
Northwest Airlines, 7.575%, due 03/01/19	170,788	174,640
		524,914

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value
TRANSPORTATION SERVICES (2.08%)
Preston Corp., 7.00%, due 05/01/11	$306,000	$277,313
WATER TRANSPORTATION (7.10%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	452,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (2)	500,000	495,920
		947,920
WHOLESALE TRADE - NONDURABLE GOODS (2.64%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	353,067
Total Corporate Bonds (Cost $10,756,373)		11,578,049
SHORT-TERM INVESTMENTS (8.85%)
UNITED STATES GOVERNMENT AGENCIES (6.73%)
Federal Home Loan Bank, due 02/08/05	500,000	499,783
Federal Home Loan Bank, due 02/23/05	225,000	224,679
Federal Home Loan Mortgage Corp., due 02/15/05	175,000	174,845
Total United States Government Agencies (Cost $899,307)		899,307
MONEY MARKET MUTUAL FUND (2.12%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $283,450)	283,450	283,450
Total Short-Term Investments (Cost $1,182,757)		1,182,757
Total Investments (98.25%) (Cost $12,289,130)		13,120,868

Value
OTHER ASSETS LESS LIABILITIES (1.75%)
Cash, receivables, prepaid expense and other assets, less liabilities	$233,735
Total Net Assets (100.00%)	$13,354,603

(1)  Partial or no interest was received from this security on its last scheduled interest payment date.

(2)  Each unit was purchased at 80.500 on 08/26/99. As of 1/31/05, the carrying value of each unit was 99.184, representing $495,920 or 3.71% of net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO

January 31, 2005
(Unaudited)

	Shares Held	Value
COMMON STOCKS (67.02%)
BUSINESS SERVICES (0.58%)
Electronic Data Systems Corp.	5,000	$107,100
Veritas Software Corp. (1)	5,500	141,460
		248,560
CHEMICALS AND ALLIED PRODUCTS (11.57%)
Bristol-Myers Squibb Co.	13,330	312,455
Colgate-Palmolive Co.	2,535	133,189
E.I. du Pont de Nemours & Co.	9,905	471,082
GlaxoSmithKline plc	4,100	182,737
IVAX Corp. (1)	11,125	167,209
Johnson & Johnson	7,518	486,415
KV Pharmaceutical Co.- Class A (1)	7,050	144,877
Merck & Co., Inc.	10,046	281,790
Mylan Laboratories, Inc.	27,300	453,999
Olin Corp.	11,300	251,651
Pfizer, Inc.	28,307	683,897
Schering-Plough Corp.	9,700	180,032
Sensient Technologies Corp.	48,989	1,114,500
Taro Pharmaceutical Industries, Ltd. (1)	4,155	124,816
		4,988,649
COMMUNICATIONS (1.73%)
Centurytel, Inc.	12,080	393,808
Comcast Corp.-Class A (1)	3,057	98,405
Nextel Communications, Inc. (1)	8,900	255,341
		747,554
DEPOSITORY INSTITUTIONS (8.91%)
AmSouth Bancorporation	15,600	389,064
Astoria Financial Corp.	6,700	252,188
Bank of America Corp.	14,152	656,228
Bank of New York, Inc.	6,783	201,523
Citigroup, Inc.	11,913	584,333
National City Corp.	5,615	199,613
New York Community Bancorp.	27,530	490,860
U.S. Bancorp	14,712	442,096

	Shares Held	Value
Wachovia Corp.	6,234	$341,935
Wilmington Trust Corp.	8,200	285,114
		3,842,954
ELECTRIC, GAS AND SANITARY SERVICES (5.49%)
Alliant Energy Corp.	14,870	408,925
Atmos Energy Corp.	29,148	807,400
Black Hills Corp.	6,300	187,677
Nisource, Inc.	10,500	240,450
Pepco Holdings, Inc.	22,400	489,440
Xcel Energy, Inc.	12,765	232,195
		2,366,087
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (0.88%)
Acuity Brands, Inc.	9,084	249,537
Cooper Industries, Ltd.	1,862	129,409
		378,946
ENGINEERING AND MANAGEMENT SERVICES (0.41%)
Shaw Group, Inc. (1)	10,600	178,186
FOOD AND KINDRED PRODUCTS (1.82%)
ConAgra Foods, Inc.	14,622	431,349
Sara Lee Corp.	15,000	352,200
		783,549
FOOD STORES (0.65%)
Kroger Co. (1)	16,404	280,508
GENERAL MERCHANDISE STORES (0.86%)
Federated Department Stores, Inc.	4,496	255,373
Fred's, Inc.	6,950	114,466
		369,839
HEALTH SERVICES (1.71%)
Lifepoint Hospitals, Inc. (1)	3,018	114,080
Province Healthcare Co. (1)	8,700	196,968
Select Medical Corp.	13,600	241,128
Universal Health Services, Inc.-Class B	4,320	185,933
		738,109

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares Held	Value
HOLDING AND OTHER INVESTMENT OFFICES (0.91%)
Highwoods Properties, Inc.	16,100	$394,450
INDUSTRIAL MACHINERY & EQUIPMENT (2.97%)
Hewlett-Packard Co.	5,200	101,868
Ingersoll-Rand Co. Ltd.- Class A	6,278	466,958
SPX Corp.	7,567	317,057
Stanley Works (The)	8,300	394,748
		1,280,631
INSTRUMENTS AND RELATED PRODUCTS (1.97%)
Becton Dickinson & Co.	8,337	472,291
Fisher Scientific International, Inc. (1)	2,576	162,674
Steris Corp. (1)	9,010	213,717
		848,682
INSURANCE CARRIERS (4.16%)
Allstate Corp.	8,585	433,027
American International Group, Inc.	3,710	245,936
MBIA, Inc.	5,368	320,684
Protective Life	3,400	139,944
Safeco Corp.	6,200	287,060
WellPoint Health Networks, Inc. (1)	3,031	368,267
		1,794,918
METAL MINING (2.68%)
Barrick Gold Corp.	30,800	673,288
Placer Dome, Inc.	28,300	482,515
		1,155,803
OIL AND GAS EXTRACTION (2.79%)
Burlington Resources, Inc.	8,200	358,422
Occidental Petroleum Co.	10,100	589,638
Rowan Companies, Inc. (1)	9,000	253,440
		1,201,500

	Shares Held	Value
PAPER AND ALLIED PRODUCTS (2.20%)
Abitibi Consolidated, Inc.	99,700	$544,362
P.H. Glatfelter Co.	17,300	234,934
Sonoco Products Co.	6,600	171,336
		950,632
PETROLEUM AND COAL PRODUCTS (5.01%)
BP PLC	4,400	262,328
ConocoPhillips	13,688	1,270,110
Marathon Oil Corp.	16,200	627,426
		2,159,864
PRIMARY METAL INDUSTRIES (0.22%)
Wolverine Tube, Inc. (1)	8,250	96,608
PRINTING AND PUBLISHING (1.97%)
Belo Corp.-Series A	19,100	446,749
R.R. Donnelley & Sons Co.	12,100	404,745
		851,494
RAILROAD TRANSPORTATION (0.24%)
Union Pacific Corp.	1,725	102,810
TOBACCO PRODUCTS (1.46%)
Altria Group, Inc.	9,900	631,917
TRANSPORTATION EQUIPMENT (3.93%)
Federal Signal Corp.	21,000	347,130
Genuine Parts Co.	9,200	389,436
Honeywell International, Inc.	16,100	579,278
ITT Industries, Inc.	4,470	381,246
		1,697,090
WHOLESALE TRADE - NONDURABLE GOODS (1.90%)
Dean Foods Co. (1)	12,959	456,546
Safeway, Inc. (1)	19,335	364,465
		821,011
Total Common Stocks (Cost $23,314,141)		28,910,351

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (6.69%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$99,938	$105,750
Pool # 3040, 7.00%, due 02/01/31	65,681	69,449
Pool # 3188, 6.50%, due 02/20/32	151,021	158,723
Pool # 3239, 6.50%, due 05/01/32	254,523	267,504
Pool # 3333, 5.50%, due 01/01/33	468,453	480,786
Pool # 3403, 5.50%, due 06/01/33	268,764	275,840
Pool # 3442, 5.00%, due 09/01/33	864,762	869,999
Pool # 3459, 5.50%, due 10/01/33	640,803	657,674
Total Mortgage-Backed Securities (Cost $2,798,694)		2,885,725
UNITED STATES GOVERNMENT AGENCIES (10.52%)
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	302,869
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	405,850
Government National Mortgage Assoc., 5.00%, due 05/01/30	440,000	447,658
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	709,562
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	526,781
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,146,495
Government National Mortgage Assoc., 3.47%, due 04/01/34	416,806	411,366

	Principal Amount	Value
Government National Mortgage Assoc., 4.00%, due 10/01/34	$591,555	$585,909
Total United States Government Agencies (Cost $4,511,098)		4,536,490
SHORT-TERM INVESTMENTS (15.55%)
COMMERCIAL PAPER (1.62%)
PETROLEUM AND COAL PRODUCTS
ChevronTexaco Corp., 2.48%, due 02/17/05	700,000	700,000
Total Commercial Paper (Cost $700,000)		700,000
UNITED STATES GOVERNMENT AGENCIES (12.86%)
Federal Home Loan Bank, due 02/11/05	1,400,000	1,399,115
Federal Home Loan Bank, due 02/23/05	1,600,000	1,597,788
Federal National Mortgage Assoc., due 02/07/05	1,550,000	1,549,418
Federal National Mortgage Assoc., due 02/14/05	1,000,000	999,172
Total United States Government Agencies (Cost $5,545,493)		5,545,493
	Shares Held
MONEY MARKET MUTUAL FUND (1.07%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $462,634)	462,634	462,634
Total Short-Term Investments (Cost $6,708,127)		6,708,127
Total Investments (99.78%) (Cost $37,332,060)		43,040,693

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

Value
OTHER ASSETS LESS LIABILITIES (0.22%)
Cash, receivables, prepaid expense and other assets, less liabilities	$93,378
Total Net Assets (100.00%)	$43,134,071

(1)  Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO

January 31, 2005
(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (99.03%)
COMMERCIAL PAPER (22.70%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 2.47%, due 03/24/05	2.471%	$170,000	$170,000
ChevronTexaco Corp., 2.21%, due 02/14/05	2.207	100,000	100,000
General Electric Capital Corp., 2.24%, due 02/18/05	2.242	175,000	175,000
International Business Machines Corp., 2.23%, due 02/10/05	2.227	170,000	170,000
Wells Fargo Corp., 2.24%, due 02/28/05	2.237	170,000	170,000
Total Commercial Paper (Cost $785,000)			785,000
UNITED STATES GOVERNMENT AGENCIES (76.33%)
Federal Home Loan Bank, due 02/04/05	2.224	125,000	124,977
Federal Home Loan Bank, due 02/16/05	2.311	150,000	149,858
Federal Home Loan Bank, due 02/25/05	2.307	125,000	124,811
Federal Home Loan Bank, due 03/11/05	2.375	170,000	169,581
Federal Home Loan Bank, due 04/13/05 .	2.497	200,000	199,033
Federal Home Loan Bank, due 04/27/05	2.592	100,000	99,400
Federal Home Loan Mortgage Corp., due 02/01/05	2.194	200,000	200,000
Federal Home Loan Mortgage Corp., due 02/08/05	2.285	125,000	124,945
Federal Home Loan Mortgage Corp., due 03/08/05	2.370	175,000	174,603
Federal Home Loan Mortgage Corp., due 03/16/05	2.413	100,000	99,716
Federal Home Loan Mortgage Corp., due 03/22/05	2.433	125,000	124,593
Federal Home Loan Mortgage Corp., due 04/05/05	2.499	150,000	149,356
Federal National Mortgage Assoc., due 02/09/05	2.250	125,000	124,938
Federal National Mortgage Assoc., due 02/23/05	2.297	150,000	149,793
Federal National Mortgage Assoc., due 03/02/05	2.345	175,000	174,675
Federal National Mortgage Assoc., due 03/04/05	2.423	100,000	99,795
Federal National Mortgage Assoc., due 03/09/05	2.434	150,000	149,641
Federal National Mortgage Assoc., due 03/30/05	2.457	200,000	199,235
Total United States Government Agencies (Cost $2,638,950)			2,638,950
Total Short-Term Investments (Cost $3,423,950)			3,423,950
OTHER ASSETS LESS LIABILITIES (0.97%)
Cash, receivables, prepaid expense and other assets, less liabilities			33,521
Total Net Assets (100.00%) (Cost $3,457,471)			$3,457,471

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO

January 31, 2005
(Unaudited)

	Shares Held	Value
COMMON STOCKS (98.11%)
BUSINESS SERVICES (4.11%)
Microsoft Corp.	72,891	$1,915,575
Oracle Corp. (1)	41,145	566,567
		2,482,142
CHEMICALS AND ALLIED PRODUCTS (16.22%)
Abbott Laboratories	19,620	883,292
Amgen, Inc. (1)	14,150	880,696
Bristol-Myers Squibb Co.	30,489	714,662
Dow Chemical Co.	8,350	414,995
E.I. du Pont de Nemours & Co.	12,498	594,405
Eli Lilly & Co.	14,385	780,242
Johnson & Johnson	34,123	2,207,758
Merck & Co., Inc.	24,439	685,514
Pfizer, Inc.	33,367	806,147
Procter & Gamble Co.	34,154	1,818,017
		9,785,728
COMMUNICATIONS (5.03%)
Comcast Corp.-Class A (1)	17,466	562,231
SBC Communications, Inc.	30,532	725,440
Verizon Communications	29,065	1,034,423
Viacom, Inc.-Class B	19,159	715,397
		3,037,491
DEPOSITORY INSTITUTIONS (11.16%)
Bank of America	35,478	1,645,115
Citigroup, Inc.	34,233	1,679,129
J.P. Morgan Chase & Co.	36,326	1,356,050
Wachovia Corp.	20,180	1,106,873
Wells Fargo Co.	15,500	950,150
		6,737,317
EATING AND DRINKING PLACES (2.44%)
McDonald's Corp.	45,456	1,472,320
ELECTRIC, GAS AND SANITARY SERVICES (3.38%)
Dominion Resources, Inc.	9,000	624,420
Exelon Corp.	19,100	845,175
Southern Co.	16,820	568,011
		2,037,606

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.75%)
Cisco Systems, Inc. (1)	44,971	$811,277
General Electric Co.	55,284	1,997,411
Intel Corp.	45,414	1,019,544
Motorola, Inc.	28,770	452,840
Texas Instruments, Inc.	16,962	393,688
		4,674,760
FOOD AND KINDRED PRODUCTS (3.49%)
Anheuser Busch Companies, Inc.	8,879	436,669
Coca-Cola Co. (The)	24,698	1,024,720
PepsiCo, Inc.	12,053	647,246
		2,108,635
FORESTRY (0.51%)
Weyerhaeuser Co.	4,950	308,880
GENERAL MERCHANDISE STORES (2.87%)
Wal-Mart Stores, Inc.	33,106	1,734,754
INDUSTRIAL MACHINERY AND EQUIPMENT (9.18%)
3M Co.	13,816	1,165,518
Applied Materials, Inc. (1)	19,000	302,100
Caterpillar, Inc.	11,099	988,921
Dell, Inc. (1)	25,233	1,053,730
EMC Corp. (1)	30,067	393,878
Hewlett-Packard Co.	28,543	559,157
International Business Machines Corp.	11,512	1,075,451
		5,538,755
INSURANCE CARRIERS (3.23%)
American International Group, Inc.	29,426	1,950,650
LUMBER AND WOOD PRODUCTS (1.52%)
Home Depot, Inc.	22,248	917,952
MOTION PICTURES (2.44%)
Disney (Walt) Co.	28,609	819,076
Time Warner, Inc. (1)	36,292	653,256
		1,472,332

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value
NONDEPOSITORY INSTITUTIONS (4.94%)
American Express Co.	42,273	$2,255,265
Federal National Mortgage Assoc.	11,200	723,296
		2,978,561
PETROLEUM AND COAL PRODUCTS (7.39%)
ChevronTexaco Corp.	30,600	1,664,640
Exxon Mobil Corp.	54,212	2,797,339
		4,461,979
PRIMARY METAL INDUSTRIES (1.17%)
Alcoa, Inc.	23,999	708,210
TOBACCO PRODUCTS (3.26%)
Altria Group, Inc.	30,778	1,964,560
TRANSPORTATION EQUIPMENT (8.02%)
Boeing Co. (The)	24,899	1,259,889
General Motors Corp.	12,958	476,984
Honeywell International, Inc.	34,716	1,249,082
United Technologies Corp.	18,423	1,854,828
		4,840,783
Total Common Stocks (Cost $41,819,031)		59,213,415
SHORT-TERM INVESTMENTS (1.92%)
MONEY MARKET MUTUAL FUND (0.26%)
Blackrock Liquidity Funds, T-Fund Portfolio (Cost $155,952)	155,952	155,952
	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (1.66%)
Federal National Mortgage Assoc., due 02/14/05 (Cost $999,183)	$1,000,000	999,183
Total Short-Term Investments (Cost $1,155,135)		1,155,135
Total Investments (100.03%) (Cost $42,974,166)		60,368,550

Value
OTHER ASSETS LESS LIABILITIES (–0.03%)
Cash, receivables, prepaid expense and other assets, less liabilities	$(16,395)
Total Net Assets (100.00%)	$60,352,155

(1)  Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

1.  Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios).

Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing. Share certificates are not available for Class B or Class I shares.

Class B shares are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class B shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class B shares. Other class-specific expenses charged to each class during the period ended January 31, 2005, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees		Registration Fees
Portfolio	Class B	Class I	Class B	Class I
Value Growth	$73,974	$1,130	$2,987	$1,582
High Grade Bond	15,626	719	2,540	1,581
Strategic Yield	16,443	672	2,538	1,579
Managed	49,568	1,101	2,720	1,582
Money Market	2,792	205	1,864	1,576
Blue Chip	73,506	1,241	3,019	1,588

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations where liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

With respect to the Money Market Portfolio, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of post-October losses, returns of capital, dividend income, and the mark to market adjustment discussed in Note 2.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

Indemnifications

Under the Fund's organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at January 31, 2005, the tax cost of investments of the Value Growth Portfolio differed by $2,642,900 from the cost for financial reporting purposes.

At January 31, 2005, the Portfolios had approximate net capital loss carryovers as follows:

	Portfolio
Net Capital Loss Carryovers Expire In:	Value Growth	High Grade Bond	Strategic Yield	Managed	Blue Chip
2007	$17,314,000	$-	$-	$-	$-
2008	33,000	-	-	1,129,000	-
2009	-	-	-	825,000	-
2011	-	-	790,000	-	1,037,000
2012	-	2,000	268,000	-	2,831,000
2013	-	50,000	-	-	361,000
	$17,347,000	$52,000	$1,058,000	$1,954,000	$4,229,000

At January 31, 2005, the Blue Chip Portfolio had post-October capital losses of $21,793 that were deferred to the first day of the next fiscal year.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes (continued)

As of January 31, 2005, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

	Portfolio
	Value Growth	Managed
Undistributed ordinary income	$135,300	$4,574
Accumulated capital and other losses	(17,342,352)	(1,954,183)
Net unrealized appreciation of investments	4,965,450	5,672,302
Total accumulated earnings (deficit)	$(12,241,602)	$3,722,693

The primary differences between book-basis and tax-basis accumulated capital and other losses and net unrealized depreciation of investments in the Value Growth Portfolio is attributable to the realized gain recognized on January 2, 2001 from the mark to market election and differences in carrying values totaling $31,252 resulting from securities involved in a taxable spin-off.

During 2002, the Managed Portfolio held securities in companies that completed corporate inversions. These events resulted in realized capital gains for these investments being recognized for tax but not for book purposes. As of January 31, 2005, unrealized depreciation and accumulated capital gains book and tax differences related to the corporate inversions were $36,331.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio's average daily net assets as follows: Value
Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio's daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class B shares of each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class B shares of each Portfolio.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for both Class B and Class I shares based on each Portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

3.  Management Contract and Transactions with Affiliates (continued)

For the Money Market Portfolio Class B and I Portfolios, EquiTrust Investment voluntarily waived investment advisory and management fees, and accounting fees through November 24, 2004, and custodial fees through October 22, 2004. For the Money Market Class B Portfolio, EquiTrust Investment waived transfer agent fees and EquiTrust Marketing waived administrative service fees through October 22, 2004. Waivers for the period ended January 31, 2005 were as follows:

	Portfolio
Fees	Money Market Class B	Money Market Class I
Investment advisory and management fees	$2,400	$397
Transfer agent fees	1,320	-
Administrative service fees	2,980	-
Accounting fees	480	79
Custodial and custodial service fees	1,159	192
Total	$8,339	$668

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2005, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's Portfolios as follows:

Portfolio	Class B	Class I
Strategic Yield	37,629	57,557
Money Market	1,910,602	500,000

EquiTrust Investment also owned 102,671 shares of Value Growth Portfolio (Class B) at January 31, 2005.

4.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

  Period Ended January 31, 2005:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class B	148,445	35,324	42,337	68,892	185,813	47,749
Class I	44,890	48,404	104,095	35,050	-	15,928
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class B	7,436	18,254	21,257	8,154	2,794	11,336
Class I	3,979	8,378	7,069	3,021	-	4,971
Shares redeemed:
Class B	(322,880)	(102,490)	(102,465)	(148,416)	(217,593)	(78,637)
Class I	(58,316)	(142,029)	(105,365)	(39,111)	-	(14,307)
Net Decrease	(176,446)	(134,159)	(33,072)	(72,410)	(28,986)	(12,960)
Value of shares sold:
Class B	$1,851,501	$375,795	$419,733	$984,667	$185,813	$1,828,766
Class I	564,443	516,738	1,032,130	505,708	-	613,338
Value issued in reinvestment of dividends and/or capital gains distribution:
Class B	95,409	194,690	211,135	117,388	2,794	450,495
Class I	51,249	89,440	70,175	43,650	-	197,807
Value redeemed:
Class B	(4,036,389)	(1,092,258)	(1,017,143)	(2,109,705)	(217,593)	(3,035,677)
Class I	(726,461)	(1,517,790)	(1,046,521)	(566,462)	-	(551,773)
Net Decrease	$(2,200,248)	$(1,433,385)	$(330,491)	$(1,024,754)	$(28,986)	$(497,044)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.  Capital Share Transactions (continued)

  Year Ended July 31, 2004:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class B	303,211	74,781	57,921	166,597	550,713	136,612
Class I	88,600	93,959	91,074	85,084	509,953	36,822
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class B	14,364	42,287	46,966	27,138	1,493	6,155
Class I	4,624	16,748	12,945	7,757	2,629	3,910
Shares redeemed:
Class B	(623,556)	(206,185)	(175,366)	(334,693)	(543,312)	(148,688)
Class I	(61,656)	(93,386)	(94,161)	(50,824)	(1,806,716)	(44,506)
Net Increase (Decrease)	(274,413)	(71,796)	(60,621)	(98,941)	(1,285,240)	(9,695)
Value of shares sold:
Class B	$3,508,512	$800,012	$560,484	$2,270,480	$550,713	$5,103,383
Class I	1,038,306	1,000,182	883,988	1,162,912	509,953	1,376,596
Value issued in reinvestment of dividends and/or capital gains distribution:
Class B	166,482	450,363	455,188	370,407	1,493	233,549
Class I	53,781	178,394	125,433	106,159	2,629	148,431
Value redeemed:
Class B	(7,144,653)	(2,186,928)	(1,689,578)	(4,542,617)	(543,312)	(5,560,578)
Class I	(711,506)	(992,849)	(907,750)	(692,566)	(1,806,716)	(1,652,576)
Net Increase (Decrease)	$(3,089,078)	$(750,826)	$(572,235)	$(1,325,225)	$(1,285,240)	$(351,195)

6.  Investment Transactions

For the period ended January 31, 2005, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$5,600,468	$9,015,242
High Grade Bond	298,884	400,705
Strategic Yield	829,413	1,354,518
Managed	2,824,047	5,214,114
Blue Chip	197,034	53,220

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.  Investment Transactions (continued)

The U.S. federal income tax basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at January 31, 2005, by Portfolio, was composed of the following:

	Tax Cost of Investments	Gross Unrealized		Net Unrealized Appreciation
Portfolio	in Securities	Appreciation	Depreciation	of Investments
Value Growth	$74,034,114	$13,485,613	$8,520,163	$4,965,450
High Grade Bond	14,911,207	734,605	10,300	724,305
Strategic Yield	12,289,130	892,370	60,632	831,738
Managed	37,332,060	7,292,655	1,620,354	5,672,301
Blue Chip	42,974,166	21,532,044	4,137,659	17,394,385

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments' carrying value.

7.  Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

  Ordinary Income Dividends:

	High Grade Bond		Strategic Yield		Money Market
Payable Date	Class B	Class I	Class B	Class I	Class B	Class I
August 31, 2004	$0.0326	$0.0418	$0.0413	$0.0500	$0.0004	$0.0006
September 30, 2004	0.0350	0.0437	0.0529	0.0611	0.0005	0.0006
October 29, 2004	0.0279	0.0363	0.0332	0.0412	0.0005	0.0007
November 30, 2004	0.0334	0.0429	0.0389	0.0481	0.0004	0.0008
December 31, 2004	0.0371	0.0464	0.0506	0.0596	0.0004	0.0008
January 31, 2005	0.0328	0.0415	0.0388	0.0476	0.0004	0.0010
Total Dividends per Share	$0.1988	$0.2526	$0.2557	$0.3076	$0.0026	$0.0045

None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.  Dividends and Distributions to Shareholders (continued)

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2005, for the following Portfolios:

  Ordinary Income Dividends:

	Declaration	Record	Payable	Dividend Amount Per Share
Portfolio	Date	Date	Date	Class B	Class I
Value Growth	12/12/04	12/12/04	12/13/04	$0.0165	$0.1219
Managed	10/28/04	10/28/04	10/29/04	0.0290	0.0625
Managed	12/29/04	12/29/04	12/30/04	0.0186	0.0429
Blue Chip	12/29/04	12/29/04	12/30/04	0.3533	0.7291

All ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios.

The tax character of dividends and distributions to shareholders during the six months ended January 31, 2005 and the year ended July 31, 2004 was the same as for financial reporting purposes.

  Federal Income Taxes

For the period ended January 31, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of the following dividends as taxed at a maximum rate of 15%.

Portfolio	Amount
Value Growth - Class B	$96,513
Value Growth - Class I	51,249
High Grade Bond - Class B	228,342
High Grade Bond - Class I	107,135
Strategic Yield - Class B	267,704
Strategic Yield - Class I	97,257
Managed - Class B	121,979
Managed - Class I	43,650
Money Market - Class B	7,783
Money Market - Class I	2,255
Blue Chip - Class B	454,323
Blue Chip - Class I	197,807

Complete information will be computed and reported in conjunction with the completion and mailing of the Fund's 2005 Form 1099-DIV to be sent to Fund shareholders.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS

Period ended January 31, 2005 (Unaudited) and Years ended July 31, 2004, 2003, 2002, 2001, 2000

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class B:
2005	$11.71	$0.02		$1.00	$1.02	$(0.02)	$-	$(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	-	(0.03)
2003	8.99	0.03		1.17	1.20	(0.02)	-	(0.02)
2002	10.28	0.04		(1.26)	(1.22)	(0.07)	-	(0.07)
2001	8.53	0.08		1.75	1.83	(0.08)	-	(0.08)
2000	9.57	0.06		(1.05)	(0.99)	(0.05)	-	(0.05)
Class I:
2005	$11.81	$0.08		$1.01	$1.09	$(0.12)	$-	$(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	-	(0.13)
2003	9.06	0.16		1.14	1.30	(0.10)	-	(0.10)
2002	10.35	0.13		(1.26)	(1.13)	(0.16)	-	(0.16)
2001	8.58	0.16		1.77	1.93	(0.16)	-	(0.16)
2000	9.60	0.12		(1.05)	(0.93)	(0.09)	-	(0.09)
High Grade Bond Portfolio
Class B:
2005	$10.52	$0.20		$0.18	$0.38	$(0.20)	$-	$(0.20)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
2003	10.49	0.39		(0.01)	0.38	(0.39)	(0.02)	(0.41)
2002	10.36	0.48		0.15	0.63	(0.48)	(0.02)	(0.50)
2001	9.69	0.58		0.67	1.25	(0.58)	-	(0.58)
2000	10.07	0.57		(0.35)	0.22	(0.59)	(0.01)	(0.60)
Class I:
2005	$10.53	$0.25		$0.18	$0.43	$(0.25)	$-	$(0.25)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)
2003	10.49	0.49	(2)	(0.01)	0.48	(0.49)	(0.02)	(0.51)
2002	10.37	0.57		0.14	0.71	(0.57)	(0.02)	(0.59)
2001	9.69	0.66		0.68	1.34	(0.66)	-	(0.66)
2000	10.07	0.63		(0.35)	0.28	(0.65)	(0.01)	(0.66)
Strategic Yield Portfolio
Class B:
2005	$9.71	$0.26		$0.31	$0.57	$(0.26)	$-	$(0.26)
2004	9.30	0.54		0.41	0.95	(0.54)	-	(0.54)
2003	9.43	0.59	(2)	(0.13)	0.46	(0.59)	-	(0.59)
2002	9.55	0.60		(0.12)	0.48	(0.60)	-	(0.60)
2001	9.35	0.62		0.20	0.82	(0.62)	-	(0.62)
2000	9.87	0.66	(2)	(0.52)	0.14	(0.66)	-	(0.66)
Class I:
2005	$9.70	$0.31		$0.31	$0.62	$(0.31)	$-	$(0.31)
2004	9.29	0.63		0.41	1.04	(0.63)	-	(0.63)
2003	9.43	0.69		(0.14)	0.55	(0.69)	-	(0.69)
2002	9.55	0.68		(0.12)	0.56	(0.68)	-	(0.68)
2001	9.34	0.70		0.21	0.91	(0.70)	-	(0.70)
2000	9.87	0.73		(0.53)	0.20	(0.73)	-	(0.73)

			Ratios/Supplemental Data
	Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (3)	Ratio of Net Expenses to Average Net Assets (3)	Ratio of Net Investment Income to Average Net Assets (3)	Portfolio Turnover Rate
Value Growth Portfolio
Class B:
2005	$12.71	8.68%	$73,352	1.62%	1.62%	0.29%	8%
2004	11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%
2003	10.17	13.37%	63,473	1.78%	1.78%	0.29%	11%
2002	8.99	(11.98)%	58,231	1.66%	1.65%	0.40%	20%
2001	10.28	21.49%	68,667	1.70%	1.69%	0.82%	43%
2000	8.53	(10.35)%	60,429	1.79%	1.78%	0.64%	103%
Class I:
2005	$12.78	9.24%	$5,522	0.74%	0.74%	1.17%	8%
2004	11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%
2003	10.26	14.48%	4,205	0.81%	0.81%	1.30%	11%
2002	9.06	(11.14)%	4,852	0.76%	0.75%	1.30%	20%
2001	10.35	22.55%	5,366	0.77%	0.76%	1.74%	43%
2000	8.58	(9.70)%	4,230	1.01%	1.00%	1.42%	103%
High Grade Bond Portfolio
Class B:
2005	$10.70	3.62%	$11,973	1.68%	1.67%	3.67%	9%
2004	10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%
2003	10.46	3.58%	13,138	1.74%	1.74%	3.64%	23%
2002	10.49	6.29%	13,554	1.66%	1.66%	4.68%	21%
2001	10.36	13.32%	12,070	1.70%	1.68%	5.84%	9%
2000	9.69	2.27%	11,513	1.75%	1.73%	5.80%	12%
Class I:
2005	$10.71	4.14%	$3,807	0.69%	0.68%	4.64%	9%
2004	10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%
2003	10.46	4.58%	4,429	0.83%	0.77%	4.52%	23%
2002	10.49	7.06%	2,280	0.83%	0.82%	5.51%	21%
2001	10.37	14.35%	1,895	0.86%	0.84%	6.66%	9%
2000	9.69	2.85%	1,495	1.19%	1.17%	6.36%	12%
Strategic Yield Portfolio
Class B:
2005	$10.02	5.88%	$10,250	1.91%	1.90%	5.07%	7%
2004	9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%
2003	9.30	5.05%	10,530	2.00%	2.00%	6.33%	44%
2002	9.43	5.13%	10,552	1.93%	1.93%	6.27%	33%
2001	9.55	9.03%	10,288	1.96%	1.94%	6.55%	20%
2000	9.35	1.64%	10,276	2.02%	1.98%	7.05%	3%
Class I:
2005	$10.01	6.44%	$3,105	0.87%	0.87%	6.10%	7%
2004	9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%
2003	9.29	5.99%	2,736	0.99%	0.98%	7.29%	44%
2002	9.43	6.11%	2,130	0.98%	0.97%	7.22%	33%
2001	9.55	10.14%	1,852	1.04%	1.02%	7.47%	20%
2000	9.34	2.20%	1,535	1.34%	1.33%	7.71%	3%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2005 (Unaudited) and Years ended July 31, 2004, 2003, 2002, 2001, 2000

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Managed Portfolio
Class B:
2005	$13.79	$0.05		$0.75	$0.80	$(0.05)	$-	$(0.05)
2004	12.50	0.15		1.29	1.44	(0.15)	-	(0.15)
2003	11.26	0.18		1.24	1.42	(0.18)	-	(0.18)
2002	12.46	0.22		(1.20)	(0.98)	(0.22)	-	(0.22)
2001	10.06	0.30		2.40	2.70	(0.30)	-	(0.30)
2000	10.39	0.46		(0.33)	0.13	(0.46)	-	(0.46)
Class I:
2005	$13.82	$0.12		$0.76	$0.88	$(0.11)	$-	$(0.11)
2004	12.53	0.27		1.29	1.56	(0.27)	-	(0.27)
2003	11.29	0.31	(2)	1.24	1.55	(0.31)	-	(0.31)
2002	12.49	0.34		(1.20)	(0.86)	(0.34)	-	(0.34)
2001	10.08	0.40		2.41	2.81	(0.40)	-	(0.40)
2000	10.41	0.53		(0.33)	0.20	(0.53)	-	(0.53)
Money Market Portfolio
Class B:
2005	$1.00	$-	(2)	$-	$-	$-	$-	$-
2004	1.00	-	(2)	-	-	-	-	-
2003	1.00	-	(2)	-	-	-	-	-
2002	1.00	0.01	(2)	-	0.01	(0.01)	-	(0.01)
2001	1.00	0.04		-	0.04	(0.04)	-	(0.04)
2000	1.00	0.04		-	0.04	(0.04)	-	(0.04)
Class I:
2005	$1.00	$-	(2)	$-	$-	$-	$-	$-
2004	1.00	0.01	(2)	-	0.01	(0.01)	-	(0.01)
2003	1.00	0.01	(2)	-	0.01	(0.01)	-	(0.01)
2002	1.00	0.01	(2)	-	0.01	(0.01)	-	(0.01)
2001	1.00	0.05		-	0.05	(0.05)	-	(0.05)
2000	1.00	0.04	(2)	-	0.04	(0.04)	-	(0.04)
Blue Chip Portfolio
Class B:
2005	$37.26	$0.24		$1.69	$1.93	$(0.35)	$-	$(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	-	(0.18)
2003	32.16	0.14		2.23	2.37	(0.09)	-	(0.09)
2002	41.06	0.08		(8.94)	(8.86)	(0.04)	-	(0.04)
2001	47.32	0.02		(5.37)	(5.35)	(0.01)	(0.90)	(0.91)
2000	46.89	0.06		1.00	1.06	(0.11)	(0.52)	(0.63)
Class I:
2005	$37.49	$0.44		$1.72	$2.16	$(0.73)	$-	$(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	-	(0.55)
2003	32.45	0.56	(2)	2.15	2.71	(0.51)	-	(0.51)
2002	41.42	0.43		(8.97)	(8.54)	(0.43)	-	(0.43)
2001	47.70	0.42		(5.37)	(4.95)	(0.43)	(0.90)	(1.33)
2000	47.13	0.43		1.04	1.47	(0.38)	(0.52)	(0.90)

			Ratios/Supplemental Data
	Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (3)	Ratio of Net Expenses to Average Net Assets (3)	Ratio of Net Investment Income to Average Net Assets (3)	Portfolio Turnover Rate
Managed Portfolio
Class B:
2005	$14.54	5.79%	$37,103	1.81%	1.81%	0.65%	17%
2004	13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%
2003	12.50	12.74%	34,540	1.96%	1.95%	1.55%	22%
2002	11.26	(7.91)%	31,813	1.85%	1.84%	1.80%	20%
2001	12.46	27.00%	35,847	1.89%	1.88%	2.54%	50%
2000	10.06	1.42%	29,443	1.97%	1.96%	4.47%	70%
Class I:
2005	$14.59	6.34%	$6,032	0.84%	0.84%	1.62%	17%
2004	13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%
2003	12.53	13.96%	4,664	0.95%	0.92%	2.57%	22%
2002	11.29	(7.01)%	3,482	0.89%	0.88%	2.76%	20%
2001	12.49	28.13%	3,544	0.94%	0.93%	3.46%	50%
2000	10.08	2.10%	2,465	1.30%	1.29%	5.14%	70%
Money Market Portfolio
Class B:
2005	$1.00	0.26%	$2,957	1.81%	1.26%	0.51%	0%
2004	1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%
2003	1.00	0.22%	2,978	1.82%	1.14%	0.22%	0%
2002	1.00	0.69%	3,135	1.75%	1.48%	0.71%	0%
2001	1.00	3.82%	3,614	1.74%	1.73%	3.82%	0%
2000	1.00	4.12%	3,928	1.73%	1.71%	4.03%	0%
Class I:
2005	$1.00	0.45%	$500	1.15%	0.89%	0.89%	0%
2004	1.00	0.46%	500	0.99%	0.51%	0.51%	0%
2003	1.00	0.79%	1,794	0.84%	0.56%	0.79%	0%
2002	1.00	1.42%	1,175	0.90%	0.74%	1.39%	0%
2001	1.00	4.61%	983	0.97%	0.95%	4.47%	0%
2000	1.00	4.36%	730	1.73%	1.47%	4.48%	0%
Blue Chip Portfolio
Class B:
2005	$38.84	5.17%	$49,665	1.47%	1.47%	1.24%	0%
2004	37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%
2003	34.44	7.42%	44,919	1.64%	1.64%	0.44%	20%
2002	32.16	(21.59)%	41,510	1.49%	1.49%	0.21%	0%
2001	41.06	(11.45)%	52,670	1.49%	1.48%	0.05%	0%
2000	47.32	2.21%	60,701	1.50%	1.49%	0.12%	18%
Class I:
2005	$38.92	5.72%	$10,687	0.46%	0.45%	2.25%	0%
2004	37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%
2003	34.65	8.56%	9,417	0.65%	0.56%	1.50%	20%
2002	32.45	(20.80)%	5,026	0.49%	0.49%	1.21%	0%
2001	41.42	(10.56)%	5,640	0.52%	0.51%	1.01%	0%
2000	47.70	3.05%	5,902	0.69%	0.69%	0.93%	18%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(2)  Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
High Grade Bond Portfolio
Class I	2003	$0.48	$1,935
Strategic Yield Portfolio
Class B	2003	$0.59	$291
	2000	0.66	2,521
Managed Portfolio
Class I	2003	$0.31	$1,275
Money Market Portfolio
Class B	2005	$0.01	$8,338
	2004	-	27,788
	2003	-	20,717
	2002	-	8,374
Class I	2005	$0.01	$669
	2004	0.01	4,537
	2003	0.01	4,854
	2002	0.01	1,603
	2000	0.04	1,701
Blue Chip Portfolio
Class I	2003	$0.54	$6,140

(3)  Periods shorter than one year are computed on an annualized basis.

Information on Proxy Voting:

EquiTrust Series Fund, Inc. (the "Fund") has delegated the authority to vote proxies related to the Fund's portfolio securities to the Fund's investment adviser, EquiTrust Investment Management Services, Inc. (the "Adviser"). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, by calling 1-877-860-2904. It also appears in the Fund's Statement of Additional information, which can be found on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the most recent 12-month period ended June 30, 2004 is available without charge, by calling the toll-free number listed above or by accessing the SEC's website.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

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Item  2.                                Code of Ethics.

Not applicable to this filing.

Item  3.                                Audit Committee Financial Expert.

Not applicable to this filing.

Item  4.                                Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.                                   Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                   Schedules of Investments.

See Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                   Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9.                                   Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.                            Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.  Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee.  Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.                            Controls and Procedures

(a)                    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                   There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                            Exhibits.

(a)(1)                                Not applicable to this filing.

(a)(2)                              Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                              Not applicable.

(b)                                           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
	Name:	Dennis M. Marker
	Title:	Chief Executive Officer
	Date:	3/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
	Name:	Dennis M. Marker
	Title:	Chief Executive Officer
	Date:	3/30/2005

By:	/s/ James W. Noyce
	Name:	James W. Noyce
	Title:	Chief Financial Officer
	Date:	3/30/2005